Exhibit 99.1

PRKCM 2023-AFC1 Trust, filed February 9, 2023.

•	https://www.sec.gov/Archives/edgar/data/0001877944/000153949723000178/0001539497-23-000178-index.htm

PRKCM 2023-AFC2 Trust, filed May 26, 2023.

•	https://www.sec.gov/Archives/edgar/data/0001877944/000153949723001024/0001539497-23-001024-index.htm

PRKCM 2023-AFC3 Trust, filed August 23, 2023.

•	https://www.sec.gov/Archives/edgar/data/0001877944/000153949723001508/0001539497-23-001508-index.htm